Schedule of net exposure of derivative financial instruments (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
Borrowings and Financing [member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI + 1.94% per year
Carrying amount	R$ 1,551
Financial Baseline	(1,499)
Financial projected scenario 1	155
Financial projected scenario 2	118
Financial projected scenario 3	R$ 82
Fixed rate swap contract (short position) [member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	TR + 9.80% per year
Carrying amount	R$ (32)
Financial Baseline	(58)
Financial projected scenario 1	(53)
Financial projected scenario 2	(64)
Financial projected scenario 3	R$ (69)
Foreign exchange swap contract (short position) [member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI + 1.25% per year
Carrying amount	R$ 36
Financial Baseline	(291)
Financial projected scenario 1	(58)
Financial projected scenario 2	(49)
Financial projected scenario 3	R$ (63)
Debentures [member]
IfrsStatementLineItems [Line Items]
Financial risk (CDI variation)	CDI + 1.48% per year
Carrying amount	R$ 6,446
Financial Baseline	(6,523)
Financial projected scenario 1	(1,163)
Financial projected scenario 2	(1,378)
Financial projected scenario 3	(1,593)
Total net effect (loss) [member]
IfrsStatementLineItems [Line Items]
Carrying amount	8,001
Financial Baseline	(8,371)
Financial projected scenario 1	(1,119)
Financial projected scenario 2	(1,373)
Financial projected scenario 3	R$ (1,643)